AMERICAN SKANDIA HARVESTER PROSPECTUS


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Evergreen
Variable Annuity Trust
                            --------------------------------------------------
                            Prospectus, May 1, 2001, as amended August 3, 2001
                            --------------------------------------------------


Evergreen VA Blue Chip Fund
Evergreen VA Capital Growth Fund
Evergreen VA Equity Index Fund
Evergreen VA Foundation  Fund
Evergreen VA Global  Leaders  Fund
Evergreen VA International  Growth Fund
Evergreen VA Omega Fund
Evergreen VA Small Cap Value Fund
Evergreen VA Special  Equity Fund
Evergreen VA Strategic Income Fund


The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

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                               TABLE OF CONTENTS

FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks                  2

Evergreen VA Blue Chip Fund             4

Evergreen VA Capital Growth Fund        6

Evergreen VA Equity Index Fund          8

Evergreen VA Foundation Fund            10

Evergreen VA Global Leaders Fund        12

Evergreen VA International Growth Fund  14

Evergreen VA Omega Fund                 16

Evergreen VA Small Cap Value Fund       18

Evergreen VA Special Equity Fund        20

Evergreen VA Strategic Income Fund      22

GENERAL INFORMATION:

The Funds' Investment Advisors          24

The Funds' Sub-Advisors                 24

The Funds' Portfolio Managers           24

Calculating the Share Price             25

Participating Insurance Companies       26

How to Buy and Redeem Shares            26

Other Services                          26

The Tax Consequences of
      Investing in the Funds            26

Fees and Expenses of the Funds          26

Financial Highlights                    28

Other Fund Practices                    33

In general, Funds included in this prospectus provide investors with a selection of investment alternatives which seek capital growth, income and diversification. Shares of the Funds are sold only to separate accounts funding variable annuity contracts and variable life insurance policies issued by life insurance companies. For further information about these contracts and policies, please see the separate prospectuses issued by the participating life insurance companies.

Fund Summaries Key

Each Fund's summary is organized around the following basic topics and questions:

Investment Goal

What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

Investment Strategy

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

Risk Factors

What are the specific risks for an investor in the Fund?

Performance

How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES

How much does it cost to invest in the Fund?


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                            OVERVIEW OF FUND RISKS


Variable
Annuity Funds

Shares of the Funds are sold only to separate accounts funding variable annuity contracts and variable life insurance policies issued by life insurance companies. For more information about these Funds and the other funds offered by Evergreen, please call 1-800-847-5397.

The Funds offered in this prospectus follow various investment strategies and focus their investments on a variety of securities. The Funds typically rely on the following basic strategies, selling a portfolio investment: i) when the issuers' investment fundamentals begin to deteriorate; ii) when the investment no longer appears to meet the Fund's investment objective; iii) when the Fund must meet redemptions; or iv) for other investment reasons which the portfolio manager deems necessary.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

Each Fund may temporarily invest up to 100% of its assets in high quality money market instruments in order to protect the value of the Fund in response to adverse economic, political or market conditions. This strategy is inconsistent with the Funds' principal investment strategies and investment goals and, if employed, could result in a lower return and potential loss of market opportunity.

Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is:
o  not guaranteed to achieve its investment goal
o  not a deposit with a bank
o  not insured,  endorsed or  guaranteed by the FDIC or any  government  agency
o  subject  to  investment  risks,   including   possible  loss  of  your
   original investment.

Like most investments, your investment in a Fund could fluctuate significantly in value over time and could result in a loss of money.

Following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Stock Market Risk

Your investment in a Fund that invests in stocks will be affected by general economic conditions such as prevailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, securities tend to decline in value. Such events also could cause companies to decrease the dividends they pay. If these events were to occur, the value of and dividend yield and total return earned on your investment would likely decline. Even if general economic conditions do not change, the value of and dividend yield and total return earned on your investment would decline if the particular industries, companies or sectors the Fund invests in do not perform well.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories - large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing a Fund that invests in these companies to increase in value more rapidly than a Fund that invests in larger, fully-valued companies. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small and medium capitalization companies may decline significantly in market downturns.

Investment Style Risk

Stocks with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different style. A Fund may also employ a combination of styles that impacts its risk
characteristics.   Examples  of  different   styles  include  growth  and  value


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investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Growth-oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value-oriented funds will typically underperform when growth investing is in favor.

Interest Rate Risk

When interest rates go up, the value of debt securities tends to fall. If the Fund invests a significant portion of its portfolio in debt securities or dividend paying stocks that are purchased for dividend income and interest rates rise, then the value of and total return earned on your investment may decline. When interest rates go down, interest earned by the Fund on its investments may also decline, which could cause the Fund to reduce the dividends it pays. Debt securities with longer maturities are generally more sensitive to interest rate changes than securities with shorter maturities. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk.

Credit Risk

The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. If the Fund invests in debt securities, then the value of and dividend yield and total return earned on your investment may decline if an issuer fails to pay an obligation on a timely basis.

Foreign Investment Risk

 If the Fund invests in non-U.S. securities it will be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the value, dividend yield and/or total return earned on your investment. In addition, if the value of any foreign currency in which the Fund's investments are denominated declines relative to the U.S. dollar, the value, dividend yield and/or total return earned on of your investment in the Fund may decline as well. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the U.S. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.

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VA Blue Chip Fund

FUND FACTS:

Goal:

o        Capital Growth

Principal Investment:

o        Large-Cap U.S. Common Stocks

Investment Advisor:

o        Evergreen Investment Management Company, LLC

Portfolio Manager:

o        Judith A. Warners

Dividend Payment Schedule:

o        Annually

Investment Goal

The Fund seeks capital growth with the potential for income.

Investment Strategy

The Fund invests primarily in common stocks of well-established, large U.S. companies, typically having a market capitalization over $8.5 billion at the time of investment, with a long history of performance, typically recognizable names representing a broad range of industries. To provide investment flexibility, the Fund may also invest in quality medium-sized companies, typically having a market capitalization of $1.5 billion to $8.5 billion at the time of investment. Buy and sell decisions are based primarily on fundamental analysis to identify companies with leading positions within their industry, solid management groups and strategies, and a trend of stable or accelerating profits. The Fund's stock selection is based on a diversified style of equity management that allows it to invest in both growth- and value-oriented equity securities. "Growth" securities are securities of companies which the Fund's portfolio manager believes have anticipated earnings ranging from steady to accelerated growth. "Value" securities are securities that the Fund's portfolio manager believes are undervalued on a price-to-earnings and price-to-assets methodology. The portfolio manager looks for factors that could trigger a rise in price such as new products or markets or positive changes in corporate structure or market perception.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

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Performance

Since the Fund did not commence operations until April 28, 2000, total return information is not yet available for a full calendar year. Financial information for the Fund from April 28, 2000 through December 31, 2000 is available in the "Financial Highlights."

Expenses

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)


                                                 Total Fund
Management Fee    12b-1 Fees    Other Expenses   Operating
                                                 Expenses+
     0.61%           0.00%          0.64%          1.25%

+From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, Total Fund Operating Expenses are 1.01%.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

After:
1 year           $127
3 years          $397
5 years          $686
10 years         $1,511

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VA Capital Growth Fund

FUND FACTS:

Goal:

o        Long-Term Capital Growth

Principal Investment:

o        Large Cap U.S. Common Stocks

Investment Advisor:

o        Evergreen Investment Management Company, LLC

Sub-Advisor:

o        Pilgrim Baxter Value Investors, Inc.

Portfolio Manager:

o        Pilgrim Baxter Value Team

Dividend Payment Schedule:

o        Annually

Investment Goal

The Fund seeks long-term capital growth.

Investment Strategy

The Fund seeks to achieve its goal by investing primarily in common stocks of large U.S. companies, typically having a market capitalization over $8.5 billion at the time of investment, which the portfolio managers believe have the potential for capital growth over the intermediate- and long-term. The Fund may also invest without limit in preferred stocks, convertible securities and any other securities that the portfolio manager believes may permit the Fund to achieve its investment goal. The Fund's portfolio manager selects stocks using a "growth-at-a-reasonable-price" method. This style of diversified equity management is best defined as a blend between growth and value stocks. "Growth" stocks are stocks of companies which the Fund's portfolio manager believes have anticipated earnings ranging from steady to accelerated growth. "Value" stocks are stocks of companies which the Fund's portfolio manager believes are undervalued.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

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Performance

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Fund in each calendar year since its inception on 3/3/1998. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return (%)
1999                2000
6.50                17.69
Best Quarter:       2nd Quarter 1999        10.24%
Worst Quarter:      3rd Quarter 1999        -8.48%

The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the S&P 500 Index (S&P 500) and the Russell 1000 Value Index (Russell 1000 Value). The S&P 500 is an unmanaged, market value-weighted index measuring the performance of 500 U.S. stocks chosen for market size, liquidity, and industry group representation. The Russell 1000 Value is a market capitalization-weighted index measuring the performance of these Russell 1000 companies with lower price-to-book ratio and lower forecasted growth values. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2000)
                                                  Performance
           Inception  1 year    5 year   10 year  Since
             Date                                 Inception
Fund       3/3/1998   17.69%     N/A       N/A      11.53%
S&P 500               -9.10%     N/A       N/A      9.85%
Russell 1000 Value     7.01%     N/A       N/A      8.57%

Expenses

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                Total Fund
Management Fee     12b-1Fees        Other        Operating
                                  Expenses       Expenses+
     0.80%           0.00%          0.32%          1.12%

+From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, Total Fund Operating Expenses are 1.03%.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

After:
1 year         $114
3 years        $356
5 years        $616
10 years       $1,362

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VA Equity Index Fund

FUND FACTS:

Goal:

o        Price and Yield Performance Comparable to the S&P 500 Index

Principal Investment:

o        Equity Securities listed in the S&P 500 Index


Investment Advisor:

o         Evergreen Investment Management Company, LLC

Portfolio Manager:

o        William E. Zieff


Dividend Payment Schedule:

o        Annually

Investment Goal

The Fund seeks investment results that achieve price and yield performance similar to the S&P 500 Index.

Investment Strategy

The Fund invests substantially all of its total assets in equity securities that represent a composite of the S&P 500 Index. The correlation between the performance of the Fund and the S&P 500 Index is expected to be, before expenses, 0.98 or higher. The Fund's portfolio manager uses computer models that closely monitor the composition of the S&P 500 Index. The S&P 500 Index is an unmanaged index of 500 common stocks chosen by Standard & Poor's Rating Service to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. To replicate the performance of the S&P 500 Index, the Fund's portfolio manager uses a passive management approach and invests in substantially all of the stocks comprising the S&P 500 Index.

The Fund intends to sell a portfolio investment when it is removed from the S&P 500 Index and when the Fund must meet redemptions.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Investment Style Risk

The Fund is also subject to index fund risk. The Fund is not actively managed and invests in securities included in the S&P 500 Index regardless of their investment merit. Therefore, the Fund cannot modify its investment strategy to respond to changes in the economy and may be particularly susceptible to a general decline in the U.S. or global stock market segment relating to the S&P 500 Index. Although the Fund's modeling techniques are intended to produce performance that approximates that of the S&P 500 Index (before expenses), there can be no assurance that these techniques will reduce "tracking error", the difference between the Fund's investment results (before expenses) and the S&P 500 Index's. Tracking error may arise as a result of brokerage costs, fees and operating expenses.

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

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Performance

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Fund in each calendar year since its inception on 9/29/1999. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied.
Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return (%)

2000
-9.11

Best Quarter:       1st Quarter 2000        2.18%
Worst Quarter:      4th Quarter 2000        -7.82%

The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the S&P 500 Index (S&P 500), which is an unmanaged, market value-weighted index measuring the performance of 500 U.S. stocks chosen for market size, liquidity, and industry group representation. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2000)
                                                  Performance
           Inception  1 year    5 year   10 year  Since
             Date                                 Inception
Fund       9/29/1999  -9.11%     N/A       N/A      3.93%
S&P 500               -9.10%     N/A       N/A      3.52%


Expenses

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)


                                                Total Fund
Management Fee     12b-1Fees        Other        Operating
                                  Expenses       Expenses+
     0.32%           0.00%          0.22%          0.54%

+From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, Total Fund Operating Expenses are 0.31%.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

After:
1 year          $55
3 years         $173
5 years         $302
10 years        $677

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VA Foundation Fund

FUND FACTS:

Goals:

o        Capital Growth
o        Preservation of Capital
o        Reasonable Income

Principal Investments:

o        Common and Preferred Stocks
o        U.S. Treasury and Agency Obligations
o        Investment Grade Debt Securities

Investment Advisor:

o         Evergreen Investment Management Company, LLC

Portfolio Managers:
o        Jean C. Ledford, CFA
o        Richard Welsh, CFA

Dividend Payment Schedule:

o        Annually

Investment Goal

The Fund seeks to achieve in order of priority: capital growth, preservation of capital and reasonable income.

Investment Strategy

The Fund invests in a combination of equity and debt securities. Under normal conditions, the Fund will invest at least 25% of its assets in debt securities and the remainder in equity securities.

The equity securities that the Fund invests in will primarily consist of the common stocks, preferred stocks and securities convertible or exchangeable for common stocks of large U.S. companies, typically having a market capitalization over $8.5 billion at the time of investment. The Fund's portfolio managers select stocks using a "growth-at-a-reasonable-price" method. This style of diversified equity management is best defined as a blend between growth and value stocks. "Growth" stocks are stocks of companies which the Fund's portfolio managers believe have anticipated earnings ranging from steady to accelerated growth. "Value" stocks are stocks of companies which the Fund's portfolio managers believe are undervalued. The portfolio managers look for factors that could trigger a rise in price such as new products or markets or positive changes in corporate structure or market perception. The Fund's investment in equity securities will be on the basis of the potential for capital growth. Common stocks are selected based on a combination of financial strength and estimated growth potential.

The Fund's fixed income portion will include corporate debt securities, securities issued by the U.S. Treasury or by an agency or instrumentality of the U.S. government, bank obligations, and high quality commercial paper. The corporate debt securities that the Fund may invest in will be of investment grade quality rated in the top three categories of a nationally recognized statistical ratings organization, or if unrated, then determined to be of comparable quality by the portfolio managers. Bonds are selected based on the portfolio managers' projection of interest rates, varying amounts and maturities in order to achieve capital preservation and, when possible, capital growth. The Fund is not managed with a targeted maturity.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk
o        Interest Rate Risk
o        Credit Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

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

Performance

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Fund in each calendar year since its inception on 3/1/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return (%)
1997           1998          1999         2000
27.80          10.56         10.64        -4.93
Best Quarter:            2nd Quarter 1997       13.26%
Worst Quarter:           3rd Quarter 1998       -7.37%

The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the S&P 500 Index (S&P 500) and the Lehman Brothers Government/Credit Bond Index (LBGCBI). The S&P 500 is an unmanaged, market value-weighted index measuring the performance of 500 U.S. stocks chosen for market size, liquidity, and industry group representation. The LBGCBI is an unmanaged index that includes investment grade fixed-rate U.S. government, U.S. government agency, and corporate securities. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2000)
                                                 Performance
             Inception 1 year   5 year   10 year   Since
              Date                                Inception
Fund         3/1/1996  -4.93%   N/A      N/A       11.79%
S&P 500                -9.10%   N/A      N/A       17.97%
LBGCBI                 11.85%   N/A      N/A       6.80%

Expenses

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                Total Fund
Management Fee     12b-1Fees        Other        Operating
                                  Expenses       Expenses

     0.75%           0.00%          0.17%          0.92%

The table below shows the total expenses you would pay on a $10,000 investment over one- three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES
After:
1 year             $94
3 years            $294
5 years            $510
10 years           $1,132

VARIABLE ANNUITY FUNDS
11

VA Global Leaders Fund

FUND FACTS:

Goal:

o        Long-Term Capital Growth

Principal Investment:

o        Equity Securities

Investment Advisor:

o        Evergreen Investment Management Company, LLC

Portfolio Managers:

o        Edwin D. Miska
o        Anthony Han, CFA

Dividend Payment Schedule:

o        Annually

Investment Goal

The Fund seeks to provide investors with long-term capital growth.

Investment Strategy

The Fund normally invests at least 65% of its assets in a diversified portfolio of equity securities of companies located in the world's major industrialized countries. The Fund will make investments in no less than three countries, which may include the U.S., but may invest more than 25% of its total assets in one country. The Fund's portfolio managers will screen the largest companies in major industrialized countries and invest in what they believe are the 100 best companies selected. The portfolio managers use both qualitative and quantitative criteria for selecting securities, including high return on equity, consistent earnings growth, established market presence, and industries or sectors with significant growth prospects. The Fund's portfolio managers will review and evaluate on an ongoing basis, their criteria for choosing these companies.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk
o        Foreign Investment Risk

In addition, if more than 25% of the Fund's total assets is invested in one country, the value of the Fund's shares may be subject to greater fluctuation due to the lesser degree of diversification across countries.

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

VARIABLE ANNUITY FUNDS
12

Performance

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Fund in each calendar year since its inception on 3/6/1997. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return  (%)
1998            1999           2000
18.92           24.72          -8.70

Best Quarter:           4th Quarter 1998          +21.86%
Worst Quarter:          3rd Quarter 1998          -14.25%

The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Morgan Stanley Capital International World Index (MSCI World), which is an unmanaged, broad, market capitalization-weighted performance benchmark for all developed markets in the world. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2000)

                                                   Performance
             Inception  1 year   5 year   10 year   Since
              Date                                 Inception
Fund         3/6/1997  -8.70%    N/A       N/A       10.67%
MSCI World            -13.18%    N/A       N/A       11.65%

Expenses

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                Total Fund
Management Fee     12b-1Fees        Other        Operating
                                  Expenses       Expenses+
     0.87%           0.00%          0.29%          1.16%

+From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, Total Fund Operating Expenses are 1.01%.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES
After:
1 year             $118
3 years            $368
5 years            $638
10 years           $1,409

VARIABLE ANNUITY FUNDS
13

VA International Growth Fund

FUND FACTS:

Goals:

o        Long-Term Capital Growth
o        Modest Income

Principal Investment:

o        Equity Securities of Non-U.S. Companies in Developed Markets

Investment Advisor:

o        Evergreen Investment Management Company, LLC

Portfolio Manager:

o        Gilman C. Gunn

Dividend Payment Schedule:

o        Annually

Investment Goal

The Fund seeks long-term growth of capital and secondarily, modest income.

Investment Strategy

The Fund invests primarily in equity securities issued by established, quality non-U.S. companies located in countries with developed markets; however, the Fund may purchase securities across all market capitalizations. The Fund may also invest in emerging markets and in securities of companies in the formerly communist countries of Eastern Europe. The Fund normally invests at least 65% of its total assets in the securities of companies in at least three different countries (other than the U.S.). The portfolio manager seeks both growth and value opportunities. For growth investments, the portfolio manager seeks, among other things, good business models, good management and growth in cash flows. For value investments, the portfolio manager seeks securities that are undervalued in the marketplace and which have a trigger, or catalyst, that will cause the value to eventually be realized. Excluding repurchase agreements, the Fund invests solely in securities of non-U.S. issuers.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk
o        Foreign Investment Risk

In addition, the Fund may also be subject to an emerging markets risk. An "emerging market" is any country considered to be emerging or developing with a relatively low gross national product, but which has the potential for rapid growth (which can lead to instability). Investing in securities of emerging countries has many risks. Emerging countries are generally small and rely heavily on international trade and could be adversely affected by the economic conditions in the countries with which they trade. There is also a possibility of a change in the political climate, nationalization, diplomatic developments (including war), and social instability. Such countries may experience high levels of inflation or deflation and currency devaluation. Investments in emerging markets are considered to be speculative.

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

VARIABLE ANNUITY FUNDS
14

Performance

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss of the Fund in each calendar year since its inception on 8/17/1998. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return (%)

1999                2000
38.22               -5.06

Best Quarter:         4th Quarter 1999         +26.01%
Worst Quarter:        3rd Quarter 2000         -4.21%

The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Morgan Stanley Capital International EAFE Index (MSCI
EAFE), which is an unmanaged, broad, market capitalization-weighted performance benchmark for developed market equity securities listed in Europe, Australia and the Far East. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest in an index.

Average Annual Total Return
(for the period ended 12/31/2000)
                                                   Performance
           Inception   1 year   5 year   10 year   Since
             Date                                  Inception
Fund       8/17/1998  -5.06%    N/A     N/A        9.20%
MSCI EAFE             -14.17%   N/A     N/A        10.96%

Expenses

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                Total Fund
Management Fee     12b-1Fees        Other        Operating
                                  Expenses       Expenses+
     0.66%           0.00%          0.86%          1.52%

+From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, Total Fund Operating Expenses are 1.02%.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

After:
1 year             $155
3 years            $480
5 years            $829
10 years           $1,813

VARIABLE ANNUITY FUNDS
15

VA Omega Fund

FUND FACTS:

Goal:

o        Long-Term Capital Growth

Principal Investment:

o        U.S. Common Stocks of All Market Capitalizations

Investment Advisor:

o        Evergreen Investment Management Company, LLC

Portfolio Manager:
o        Maureen E. Cullinane, CFA

Dividend Payment Schedule:

o        Annually

Investment Goal

The Fund seeks long-term capital growth.

Investment Strategy

The Fund invests primarily in common stocks and securities convertible into common stocks of U.S. companies across all market capitalizations. The Fund's portfolio manager employs a growth style of equity management. "Growth" stocks are stocks of companies that the Fund's portfolio manager believes have anticipated earnings ranging from steady to accelerated growth. The portfolio manager's active style of portfolio management may lead to high portfolio turnover, but that will not limit the portfolio manager's investment decisions.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

VARIABLE ANNUITY FUNDS
16

Performance

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Fund in each calendar year since its inception on 3/6/1997. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return (%)
1998           1999          2000
22.25          47.24         -12.46

Best Quarter:        4th  Quarter 1999        29.99%
Worst Quarter:       4th Quarter 2000         -25.00%

The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 1000 Growth Index (Russell 1000 Growth) and the S&P 500 Index (S&P 500). The Russell 1000 Growth is an unmanaged, market capitalization-weighted index measuring the performance of those Russell 1000 companies with higher price-to-book ratios and forecasted growth values. The S&P 500 is an unmanaged, market value-weighted index measuring the performance of 500 U.S. stocks chosen for market size, liquidity, and industry group representation. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2000)
                                                 Performance
             Inception  1 year   5 year  10 year  Since
              Date                               Inception
Fund         3/6/1997 -12.46%   N/A     N/A      15.75%
S&P 500               -9.10%    N/A     N/A      15.92%
Russell 1000 Growth   -22.42%   N/A     N/A      15.87%

Expenses

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                Total Fund
Management Fee     12b-1Fees        Other        Operating
                                  Expenses       Expenses

     0.52%           0.00%          0.16%          0.68%

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

After:
1 year             $69
3 years            $218
5 years            $379
10 years           $847

VARIABLE ANNUITY FUNDS
17

VA Small Cap Value Fund

FUND FACTS:

Goals:

o        Current Income
o        Capital Growth

Principal Investment:

o        Small-Cap U.S. Common Stocks

Investment Advisor:

o         Evergreen Investment Management Company, LLC

Portfolio Manager:
o        Jordan D. Alexander, CFA

Dividend Payment Schedule:

o        Annually

Investment Goal

The Fund seeks current income and capital growth in the value of its shares.

Investment Strategy

The Fund invests primarily in common stocks of small U.S. companies, typically having a market capitalization of less than $1.5 billion at the time of investment. The Fund's portfolio manager seeks to limit the investment risk of small company investing by seeking stocks that produce regular income, are issued by companies with a history of buying back stock, and trade below what the portfolio manager considers their intrinsic value. The Fund's portfolio manager looks specifically for various growth triggers, or catalysts, that will bring the stock's price into line with its actual or potential value, such as new products, new management, changes in regulation and/or restructuring potential.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

VARIABLE ANNUITY FUNDS
18

Performance

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss of the Fund in the calendar year since its inception on 5/1/1998. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return (%)
1999             2000
12.07            20.71
Best Quarter:         2nd Quarter 1999          17.26%
Worst Quarter:        1st Quarter 1999          -5.64%

The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 2000 Index (Russell 2000) and the Russell 2000 Value Index (Russell 2000 Value). The Russell 2000 Index is a market capitalization-weighted index measuring the performance of the 2000 smallest companies in the Russell 3000 Index, representing approximately 10% of the total market capitalization of the Russell 3000 Index. The Russell 2000 Value is an unmanaged, market capitalization-weighted index measuring the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest in an index.

Average Annual Total Return
(for the period ended 12/31/2000)
                                                   Performance
             Inception 1 year   5 year    10 year   Since
              Date                                 Inception
Fund         5/1/1998 20.71%   N/A      N/A        10.78%
Russell 2000          -3.02%   N/A      N/A        1.32%
Russell 2000 Value    22.83%   N/A      N/A        1.47%

Expenses

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                Total Fund
Management Fee     12b-1Fees        Other        Operating
                                  Expenses       Expenses+
     0.87%           0.00%          0.27%          1.14%

+From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, Total Fund Operating Expenses are 1.02%.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES
After:
1 year             $116
3 years            $362
5 years            $628
10 years           $1,386


VARIABLE ANNUITY FUNDS
19

VA Special Equity Fund

FUND FACTS:

Goal:

o        Capital Growth

Principal Investment:

o        Common Stocks of Small Companies

Investment Advisor:

o        Evergreen Investment Management Company, LLC

Portfolio Managers:
o        Timothy M. Stevenson, CFA
o        Eric M. Teal
o        Mark Thiele, CFA

Dividend Payment Schedule:

o        Annually

Investment Goal

The Fund seeks capital growth.

Investment Strategy

The Fund invests primarily in common stocks of U.S. companies with small market capitalizations, typically having a market capitalization up to $1.5 billion at the time of investment. The Fund's portfolio managers look for companies exhibiting good earnings and price momentum, while at the same time using various valuation criteria in the ultimate selection of which stocks to purchase. This approach allows a growth discipline with a value perspective. The Fund strives to provide a return greater than stock market indices such as the Russell 2000 Index. The Fund may purchase stocks in initial public offerings
(IPOs).

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

You should be aware of the risks associated with the Fund purchasing IPOs. Stocks purchased in IPOs have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Fund's shares.

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices.

VARIABLE ANNUITY FUNDS
20

Performance

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss of the Fund in the calendar year since its inception on 9/29/1999. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied.
Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return (%)

2000
-8.34

Best Quarter:         1st Quarter 2000          +14.29%
Worst Quarter:        4th Quarter 2000          -11.80%

The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 2000 Index (Russell 2000) which is a market capitalization-weighted index measuring the performance of the 2000 smallest companies in the Russell 3000 Index, representing approximately 10% of the total market capitalization of the Russell 3000 Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest in an index.

Average Annual Total Return
(for the period ended 12/31/2000)

                                                   Performance
           Inception  1 year   5 year    10 year   Since
             Date                                  Inception
Fund       9/29/1999  -8.34%   N/A      N/A        7.00%
Russell 2000          -3.02%   N/A      N/A        11.73%

Expenses

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                Total Fund
Management Fee     12b-1Fees        Other        Operating
                                  Expenses       Expenses+
     0.92%           0.00%          0.25%          1.17%

+From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including current fee waivers and expense reimbursements, Total Fund Operating Expenses are 1.04%.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

After:
1 year             $119
3 years            $372
5 years            $644
10 years           $1,420

VARIABLE ANNUITY FUNDS
21

VA Strategic Income Fund

FUND FACTS:

Goals:

o        High Current Income
o        Capital Growth

Principal Investments:

o        Domestic High Yield, High Risk Bonds
o        Foreign Debt Securities
o        U.S. Government Securities

Investment Advisor:

o        Evergreen Investment Management Company, LLC

Portfolio Manager:
o        Prescott B. Crocker, CFA


Dividend Payment Schedule:

o        Annually


Investment Goal

The  Fund  seeks  high  current   income  from  interest  on  debt   securities.
Secondarily, the Fund considers potential for growth of capital in selecting securities.

Investment Strategy

The Fund intends to allocate its assets principally between domestic high yield, high risk bonds and debt securities (which may be denominated in U.S. dollars or in non-U.S. currencies) of foreign governments and foreign corporations. In addition, the Fund will, from time to time, allocate a portion of its assets to U.S. government securities, including zero-coupon U.S. Treasury securities, mortgage-backed securities and money market instruments. This allocation will be made on the basis of the portfolio manager's assessment of global opportunities for high income and high investment return. From time to time, the Fund may invest 100% of its assets in U.S. or foreign securities. While the Fund may invest in securities of any maturity, it is currently expected that the Fund will not invest in securities with maturities of more than 30 years. The Fund's portfolio manager takes an aggressive approach to investing but seeks to control risk through diversification, credit analysis, economic analysis, interest rate forecasts and review of sector and industry trends.

Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o        Interest Rate Risk
o        Credit Risk
o        Foreign Investment Risk

In addition, the Fund principally invests in below investment grade bonds, commonly referred to as "junk bonds" because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds causing sudden and steep declines in value.

The  Fund  is  also  subject  to  the  risks   associated   with   investing  in
mortgage-backed securities. Like other debt securities, changes in interest rates generally affect the value of mortgage-backed securities. Additionally, some mortgage-backed securities may be structured so that they may be

particularly   sensitive  to  interest  rates.   Early  repayment  of  mortgages
underlying these securities may expose the Fund to a lower rate of return when it reinvests the principal.

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

VARIABLE ANNUITY FUNDS
22

Performance

The following tables show how the Fund has performed in the past. Returns reflect reinvestment of all dividends and distributions and fees, but do not reflect contract or policy charges assessed by participating insurance companies. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Fund in each calendar year since its inception on 3/6/1997. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's returns have varied from year-to-year. Separate account fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns would be less than those shown.

Year-by-Year Total Return (%)
1998           1999        2000
5.91           1.64        -0.69

Best Quarter:         1st Quarter 1998          2.94%
Worst Quarter:        1st Quarter 2000          -1.78%

The next table lists the Fund's average annual total return over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the Lehman Brothers Aggregate Bond Index (LBABI). The LBABI is an unmanaged, fixed income index covering the U.S. investment grade fixed-rate bond market, including U.S. government and U.S. government agency securities, corporate securities, and asset-backed securities. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2000)
                                                  Performance
             Inception 1 year   5 year    10 year   Since
              Date                                 Inception
Fund         3/6/1997 -0.69%   N/A      N/A        3.14%
LBABI                 11.63%   N/A      N/A        7.34%


Expenses

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year end. The Fund does not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees are described in the prospectus of such contracts or policies.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                                                Total Fund
Management Fee     12b-1Fees        Other        Operating
                                  Expenses       Expenses

     0.55%           0.00%          0.29%          0.84%

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES
After:
1 year             $ 86
3 years            $ 268
5 years            $ 466
10 years           $ 1,037

VARIABLE ANNUITY FUNDS
23

THE FUNDS' INVESTMENT ADVISORS

An investment advisor manages a Fund's investments and supervises its daily business affairs. There are two investment advisors for the Funds included in this prospectus. Evergreen Investment Management Company, LLC (EIMC) is a wholly-owned subsidiary of First Union Corporation, the sixth largest bank holding company in the United States, with over $245.9 billion in consolidated assets as of 6/30/2001. First Union Corporation is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company, LLC is the investment advisor to the Funds. EIMC has been managing mutual funds and private accounts since 1932 and manages over $89.8 billion in investment assets for 110 of the Evergreen Funds as of 6/30/2001. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

For the fiscal year end 12/31/2000, the aggregate advisory fee paid to the investment advisor by each Fund was as follows:

                                    % of the Fund's average
                                           net assets

VA Blue Chip Fund*                           0.37%
VA Capital Growth Fund**                     0.71%
VA Equity Index Fund***                      0.09%
VA Foundation Fund**                         0.75%
VA Global Leaders Fund**                     0.72%
VA International Growth Fund                 0.16%
VA Omega Fund                                0.52%
VA Small Cap Value Fund**                    0.75%
VA Special Equity Fund***                    0.79%
VA Strategic Income Fund                     0.55%

* The Fund commenced operations on April 28, 2000.

**Effective November 1, 2000, the investment advisory contract for the Fund was transferred to EIMC.

***Effective May 11, 2001, the investment advisory contract for the Fund was transferred to EIMC.

THE FUNDS' SUB-ADVISORS

Pilgrim Baxter Value Investors, Inc. (Pilgrim Baxter) is the sub-advisor to:

o        VA Capital Growth Fund

Pilgrim Baxter manages the day-to-day investment operations of the Fund. There is no additional charge to the Fund for the services provided by Pilgrim Baxter. Pilgrim Baxter is located at 1400 Liberty Ridge Road, Wayne, Pennsylvania 19087.

THE FUNDS' PORTFOLIO MANAGERS

VA Blue Chip Fund

Judith A. Warners has managed the Fund since April 2000. Ms. Warners, Managing Director and senior portfolio manager since January 1995. She joined EIMC as an analyst in 1981, covering a variety of industries and market sectors. Ms. Warners has managed the Evergreen Blue Chip Fund since January 1995.

VA Capital Growth Fund

The Fund is managed by the Pilgrim Baxter Value Team.

VA Equity Index Fund

William E. Zieff has managed the Fund since May 2000. Mr. Zieff joined EIMC in May 2001 as Managing Director of Global Structured Products. From January 2000 until he joined EIMC, Mr. Zieff was Managing Director of Global Structured Products at Evergreen Institutional Asset Management. Mr. Zieff was a Managing Director and co-Chief Investment Officer of the Global Asset Allocation group at Putnam Investments, Inc. from November 1996 to December 1998. From October 1992 until November 1996, Mr. Zieff was portfolio manager and head of Asset Allocation at Grantham, Mayo Van Otterloo & Co. LLC. Mr. Zieff has managed the Evergreen Equity Index Fund since July 2000.

VA Foundation Fund

Jean C. Ledford, CFA, and Richard S. Welsh, CFA, have co-managed the Fund since August 1999.

Ms. Ledford joined EIMC as a Senior Vice President in November 2000. From August 1999 until joining EIMC, Ms. Ledford was President and Chief Executive Officer of Evergreen Asset Management Corp. (EAMC). From February 1997 until she joined EAMC, Ms. Ledford was employed as a senior portfolio manager at American Century Investments (American Century). From 1980 until she joined American Century, Ms. Ledford was an investment director at the State of Wisconsin Investment Board. Ms. Ledford has co-managed the Evergreen
Foundation Fund since August 1999.

Mr. Welsh has been a portfolio manager with EIMC since November 2000. Prior to joining EIMC, he was a Senior Vice President and portfolio manager at EAMC beginning in August 1999. Prior to joining EAMC, he was employed for five years as a portfolio manager and analyst at American Century. Mr. Welsh has co-managed the Evergreen Foundation Fund since August 1999.

VA Global Leaders Fund

Edwin D. Miska and Anthony T. Han, CFA, co-manage the Fund. Mr. Miska has managed the Fund since March 1997. Mr. Miska had been an analyst with EIMC and its predecessor since 1986. He became a portfolio manager with EIMC in 1989. Mr. Miska has managed the Evergreen Global Leaders Fund since November 1995.

VARIABLE ANNUITY FUNDS
24

Anthony T. Han, has managed the Fund since March 2000. Mr. Han joined EIMC in January 2000 as a Vice President and portfolio manager. From September 1992 until he joined EIMC, Mr. Han was an International Analyst with The Pioneer Group. Mr. Han has co-managed the Evergreen Global Leaders Fund since January 2000.

VA International Growth Fund

Gilman C. Gunn has managed the Fund since its inception. Mr. Gunn joined EIMC in January 1991 as Senior Vice President - International and portfolio manager and became Senior Vice President and Chief Investment Officer - International at EIMC in February 1997. Mr. Gunn has managed the Evergreen International Growth Fund since January 1991.

VA Omega Fund

Maureen E. Cullinane, CFA, has managed the Fund since April 1999. Ms. Cullinane has been a Vice President and portfolio manager at EIMC since September 1987. She became a Senior Vice President and Senior Portfolio Manager in March 1997 and a Managing Director and Senior Portfolio Manager in September 2000. She has been employed by EIMC and its predecessor since 1974. Ms. Cullinane has been the portfolio manager of the Evergreen Omega Fund since April 1989.

VA Small Cap Value Fund

Jordan Alexander, CFA, had been co-manager of the Fund since April 1999 and became manager in January 2000. Mr. Alexander has been associated with EIMC since November 2000. From September 1998 until April 1999, he was an assistant portfolio manager with EAMC. From 1995 to 1998, Mr. Alexander was an associate healthcare analyst at PaineWebber Incorporated. Mr. Alexander has managed the Evergreen Small Cap Value Fund since April 1999.

VA Special Equity Fund

Timothy M.  Stevenson,  CFA, Eric M. Teal, and Mark Thiele,  CFA,  co-manage the
Fund.

Timothy M. Stevenson, CFA, has co-managed the Fund with Mr. Teal since October 1999. Mr. Stevenson joined EIMC in May 2001 as a Senior Vice President and portfolio manager. From November 1994 until joining EIMC, he was a Senior Vice President and portfolio manager with First Union National Bank (FUNB). Mr. Stevenson has co-managed the Evergreen Special Equity Fund since October 1999.

Eric M. Teal has co-managed the Fund with Mr. Stevenson since October 1999. Mr. Teal joined EIMC in May 2001 as a Vice President and portfolio manager. From September 1993 until joining EIMC, he was an investment officer and has been a Vice President and portfolio manager since 1997 with FUNB. Mr. Teal has co-managed the Evergreen Special Equity Fund since October 1999.

Mark Thiele, CFA, has co-managed the Fund since January 2001. Mr. Thiele joined EIMC in May 2001 as a Vice President and portfolio manager. From 1989 until joining EIMC, he has been both a portfolio manager and equity analyst with FUNB. Mr. Thiele has co-managed the Evergreen Special Equity Fund since
October 2000.

VA Strategic Income Fund

Prescott B. Crocker, CFA, has managed the Fund since its inception in March 1997. Mr. Crocker is a Senior Vice President, Senior Portfolio Manager, and head of the High Yield Bond Team at EIMC. He joined EIMC in February 1997 and initially served as the manager of the Evergreen High Yield Bond Fund and the Evergreen Strategic Income Fund. From 1993 until he joined EIMC, he held various positions at Boston Security Counselors, including President and Chief Investment Officer, and was Managing Director and a portfolio manager at Northstar Investment Management. Mr. Crocker has managed the Evergreen Strategic Income Fund since February 1997.

CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated on each day the New York Stock Exchange is open, at 4 p.m. Eastern time or as of the time the Exchange closes, if earlier. The Fund calculates its share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. Each security held by a Fund is valued using the most recent market data for that security. If no market data is available for a given security, the Fund will price that security at fair value according to policies established by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less will be valued on the basis of amortized cost.

The price you pay per share for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Your account balance may change daily because the share price may change daily.

Certain Funds may invest in foreign securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund may change on days when investors will not be able to purchase or redeem the Fund's shares.

VARIABLE ANNUITY FUNDS
25

PARTICIPATING INSURANCE COMPANIES

The Funds were organized to serve as investment vehicles for separate accounts funding variable annuity contracts and variable life insurance policies issued by certain life insurance companies. The Funds do not currently foresee any disadvantages to the holders of the contracts or policies arising from the fact that the interests of holders of those contracts or policies may differ due to the difference of tax treatment and other considerations. Nevertheless, the Board of Trustees has established procedures for the purpose of identifying any irreconcilable material conflicts that may arise and to determine what action, if any, would be taken in response thereto. The variable annuity contracts and variable life insurance policies are described in the separate prospectuses issued by the participating insurance companies. The Evergreen Variable Annuity Trust assumes no responsibility for such prospectuses.

HOW TO BUY AND REDEEM SHARES

Investors may not purchase or redeem shares of the Funds directly, but only through variable annuity contracts or variable life insurance policies offered through separate accounts of participating insurance companies. Investors should refer to the prospectus of the variable annuity contracts or variable life insurance policies for information on how to purchase such contracts or policies, how to select specific Evergreen Variable Annuity Funds as investment options for the contracts or policies and how to redeem funds or change investment options.

The separate accounts of the participating insurance companies place orders to purchase and redeem shares of the Funds based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests (as defined in the prospectus describing the variable annuity contracts or variable life insurance policies issued by the participating insurance companies) to be effected on that day pursuant to the contracts or policies.

Timing of Proceeds

Normally, we will send redemption proceeds on the next business day after we receive a request; however, we reserve the right to wait up to seven business days to redeem any investments.

Other Services

Automatic Reinvestment of Distributions

For  the  convenience  of  investors,   all  dividends  and  capital  gains  are
distributed to the separate accounts of participating insurance companies and are automatically reinvested, unless requested otherwise.

The Tax Consequences of Investing in the fundS

Fund Distributions

Each Fund passes along the net income or profits it receives from its investments. The Funds expect that any distributions to separate accounts will be exempt from current federal income taxation to the extent that such distributions accumulate in a variable annuity contract or variable life insurance policy.

oDividends. Each Fund pays an annual dividend from the dividends, interest and other income on the securities in which it invests.
oCapital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Funds generally distribute capital gains, if any, at least once a year.

For a discussion of the tax consequences of variable annuity contracts or variable life insurance policies, refer to the prospectus of the variable annuity contract or variable life insurance policies offered by the participating insurance company. Variable annuity contracts or variable life insurance policies purchased through insurance company separate accounts provide for the accumulation of all earnings from interest, dividends and capital appreciation without current federal income tax liability to the owner. Depending on the variable annuity contract or variable life insurance policies, distributions from the contract or policy may be subject to ordinary income tax and, in addition, a 10% penalty tax on distributions before age 59 1/2. Only the portion of a distribution attributable to income on the investment in the contract is subject to federal income tax. Investors should consult with competent tax advisors for a more complete discussion of possible tax consequences in a particular situation.

EEES AND EXPENSES OF THE FUNDS

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee

The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

VARIABLE ANNUITY FUNDS
26

Other Expenses

Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses

The total cost of running a Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's net asset value is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results. Because these fees are "invisible," investors should examine them closely, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios: i) your total return in the Fund is reduced in direct proportion to the fees; ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and iii) a Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

VARIABLE ANNUITY FUNDS
27

Financial Highlights

This section looks in detail at the results for one share in each of the Funds -- how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The tables for each Fund have been derived from financial information audited by KPMG LLP, the Funds' independent auditors. For a more complete picture of the Funds' financial statements, please see the Funds' Annual Report as well as the Statement of Additional Information.


                                   EVERGREEN
                             Variable Annuity Trust

                                                      Period Ended
                                                  December 31, 2000 (a)
VA BLUE CHIP FUND
Net asset value, beginning of period                     $10.00
                                                         ------
Income from investment operations
Net investment income                                      0.02
Net realized and unrealized losses on securities          (1.05)
                                                         ------
Total from investment operations                          (1.03)
                                                         ------
Distributions from net investment income                  (0.02)
                                                         ------
Net asset value, end of period                           $ 8.95
                                                         ------
Total return*                                            (10.27%)
Ratios and supplemental data
Net assets, end of period (thousands)                    $8,861
Ratios to average net assets
 Expenses++                                                1.01%+
 Net investment income                                     0.43%+
Portfolio turnover rate                                     140%

(a) For the period from April 28, 2000 (commencement of operations) to
    December 31, 2000.
* Total return does not reflect charges attributable to your insurance company's separate account.
+   Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.



                                   EVERGREEN
                             Variable Annuity Trust

                                                  Year Ended December 31,
                                                 -------------------------
                                                  2000     1999    1998(b)
VA CAPITAL GROWTH FUND (a)
Net asset value, beginning of period             $ 14.42  $ 13.58  $ 12.50
                                                 -------  -------  -------
Income from investment operations
Net investment income                               0.10     0.01     0.03
Net realized and unrealized gains on securities     2.37     0.87     1.05
                                                 -------  -------  -------
Total from investment operations                    2.47     0.88     1.08
                                                 -------  -------  -------
Distributions to shareholders from
Net investment income                              (0.01)   (0.02)       0
Net realized gains                                 (0.45)   (0.02)       0
                                                 -------  -------  -------
Total distributions                                (0.46)   (0.04)       0
                                                 -------  -------  -------
Net asset value, end of period                   $ 16.43  $ 14.42  $ 13.58
                                                 -------  -------  -------
Total return*                                      17.69%    6.50%    8.64%
Ratios and supplemental data
Net assets, end of period (thousands)            $36,975  $28,377  $20,142
Ratios to average net assets
 Expenses++                                         1.03%    1.18%    1.05%+
 Net investment income                              0.73%    0.06%    0.50%+
Portfolio turnover rate                               79%      87%      54%

(a) Effective February 1, 2000, shareholders of Mentor VIP Capital Growth Portfolio became owners of that number of full and fractional shares of Evergreen VA Capital Growth Fund. As Mentor VIP Capital Growth Portfolio contributed the majority of assets and shareholders to the Evergreen VA Capital Growth Fund, its accounting and performance history has been carried forward.
(b) For the period from March 3, 1998 (commencement of operations) to
    December 31, 1998.
* Total return does not reflect charges attributable to your insurance company's separate account.
+   Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

VARIABLE ANNUITY FUNDS
28

                                   EVERGREEN
                             Variable Annuity Trust

                                                Year Ended December 31,
                                                -------------------------
                                                   2000        1999 (a)
VA EQUITY INDEX FUND
Net asset value, beginning of period            $     11.48   $     10.00
                                                -----------   -----------
Income from investment operations
Net investment income                                  0.10          0.03
Net realized and unrealized gains or losses on
 securities and future contracts                      (1.15)         1.51
                                                -----------   -----------
Total from investment operations                      (1.05)         1.54
                                                -----------   -----------
Distributions to shareholders from
Net investment income                                 (0.10)        (0.03)
Net realized gains                                    (0.03)        (0.03)
                                                -----------   -----------
Total distributions                                   (0.13)        (0.06)
                                                -----------   -----------
Net asset value, end of period                  $     10.30   $     11.48
                                                -----------   -----------
Total return*                                         (9.11%)       15.47%
Ratios and supplemental data
Net assets, end of period (thousands)           $    31,796   $    18,685
Ratios to average net assets
 Expenses++                                            0.31%         0.31%+
 Net investment income                                 1.15%         1.34%+
Portfolio turnover rate                                  11%            5%

(a) For the period from September 29, 1999 (commencement of operations) to December 31, 1999.
* Total return does not reflect charges attributable to your insurance company's separate account.
+   Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.



                                   EVERGREEN
                             Variable Annuity Trust

                                          Year Ended December 31,
                              -------------------------------------------------
                                2000       1999    1998 #   1997 #   1996 (a) #
VA FOUNDATION FUND
Net asset value, beginning
 of period                    $  15.70   $  14.47  $ 13.54  $ 11.31   $ 10.00
                              --------   --------  -------  -------   -------
Income from investment
 operations
Net investment income             0.24       0.28     0.35     0.26      0.16
Net realized and unrealized
 gains or losses on
 securities                      (1.01)      1.27     1.07     2.86      1.37
                              --------   --------  -------  -------   -------
Total from investment
 operations                      (0.77)      1.55     1.42     3.12      1.53
                              --------   --------  -------  -------   -------
Distributions to
 shareholders from
Net realized gains               (0.09)     (0.04)   (0.23)   (0.65)    (0.06)
Net investment income            (0.24)     (0.28)   (0.26)   (0.24)    (0.16)
                              --------   --------  -------  -------   -------
Total distributions              (0.33)     (0.32)   (0.49)   (0.89)    (0.22)
                              --------   --------  -------  -------   -------
Net asset value, end of
 period                       $  14.60   $  15.70  $ 14.47  $ 13.54   $ 11.31
                              --------   --------  -------  -------   -------
Total return*                    (4.93%)    10.64%   10.56%   27.80%    15.30%
Ratios and supplemental data
Net assets, end of period
 (thousands)                  $187,825   $145,566  $78,371  $31,840   $15,812
Ratios to average net assets
 Expenses++                       0.92%      0.95%    1.00%    1.01%     1.00%+
 Net investment income            1.78%      2.29%    2.44%    2.15%     2.70%+
Portfolio turnover rate             89%        77%      10%      26%       12%

(a) For the period from March 1, 1996 (commencement of operations) to
    December 31, 1996.
* Total return does not reflect charges attributable to your insurance company's separate account.
+   Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
# Net investment income is based on average shares outstanding during the period.

VARIABLE ANNUITY FUNDS
29

                                   EVERGREEN
                             Variable Annuity Trust

                                              Year Ended December 31,
                                       -------------------------------------
                                        2000      1999    1998 #  1997 (a) #
VA GLOBAL LEADERS FUND
Net asset value, beginning of period   $ 15.85   $ 12.76  $10.79    $10.00
                                       -------   -------  ------    ------
Income from investment operations
Net investment income                     0.07      0.06    0.10      0.11
Net realized and unrealized gains or
 losses on securities and foreign
 currency related transactions           (1.45)     3.09    1.94      0.77
                                       -------   -------  ------    ------
Total from investment operations         (1.38)     3.15    2.04      0.88
                                       -------   -------  ------    ------
Distributions to shareholders from
Net investment income                    (0.07)    (0.06)  (0.07)    (0.06)
Net realized gains                           0         0       0     (0.03)
                                       -------   -------  ------    ------
Total distributions                      (0.07)    (0.06)  (0.07)    (0.09)
                                       -------   -------  ------    ------
Net asset value, end of period         $ 14.40   $ 15.85  $12.76    $10.79
                                       -------   -------  ------    ------
Total return*                            (8.70%)   24.72%  18.92%     8.80%
Ratios and supplemental data
Net assets, end of period (thousands)  $43,382   $21,022  $9,583    $2,899
Ratios to average net assets
 Expenses++                               1.01%     1.01%   1.04%     1.05%+
 Net investment income                    0.57%     0.58%   0.89%     1.15%+
Portfolio turnover rate                     21%       17%     12%       11%

(a) For the period from March 6, 1997 (commencement of operations) to
    December 31, 1997.
* Total return does not reflect charges attributable to your insurance company's separate account.
+   Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
# Net investment income is based on average shares outstanding during the period.


                                   EVERGREEN
                             Variable Annuity Trust

                                                Year Ended December 31,
                                                ---------------------------
                                                 2000    1999 #  1998 (a) #
VA INTERNATIONAL GROWTH FUND
Net asset value, beginning of period            $12.72   $ 9.39    $10.00
                                                ------   ------    ------
Income from investment operations
Net investment income                             0.10     0.09      0.03
Net realized and unrealized gains or losses on
 securities and foreign currency related
 transactions                                    (0.74)    3.48     (0.64)
                                                ------   ------    ------
Total from investment operations                 (0.64)    3.57     (0.61)
                                                ------   ------    ------
Distributions to shareholders from
Net investment income                            (0.06)   (0.14)        0
Net realized gains                               (0.50)   (0.10)        0
                                                ------   ------    ------
Total distributions                              (0.56)   (0.24)        0
                                                ------   ------    ------
Net asset value, end of period                  $11.52   $12.72    $ 9.39
                                                ------   ------    ------
Total return*                                    (5.06%)  38.22%    (6.10%)
Ratios and supplemental data
Net assets, end of period (thousands)           $8,764   $3,782    $1,425
Ratios to average net assets
 Expenses++                                       1.02%    1.03%     1.02%+
 Net investment income                            1.14%    0.87%     1.05%+
Portfolio turnover rate                            127%     144%       59%

(a) For the period from August 17, 1998 (commencement of operations) to December 31, 1998.
* Total return does not reflect charges attributable to your insurance company's separate account.
+   Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
# Net investment income is based on average shares outstanding during the period.

VARIABLE ANNUITY FUNDS
30

                                   EVERGREEN
                             Variable Annuity Trust

                                            Year Ended December 31,
                                       ---------------------------------------
                                        2000     1999 #    1998 #   1997 (a) #
VA OMEGA FUND
Net asset value, beginning of period   $ 19.98   $ 13.57   $11.10     $10.00
                                       -------   -------   ------     ------
Income from investment operations
Net investment income (loss)              0.01     (0.06)   (0.04)     (0.06)
Net realized and unrealized gains or
 losses on securities                    (2.27)     6.47     2.51       1.16
                                       -------   -------   ------     ------
Total from investment operations         (2.26)     6.41     2.47       1.10
                                       -------   -------   ------     ------
Distributions to shareholders from
Net investment income                    (0.01)        0        0          0
Net realized gains                       (0.74)        0        0          0
                                       -------   -------   ------     ------
Total distributions                      (0.75)        0        0          0
                                       -------   -------   ------     ------
Net asset value, end of period         $ 16.97   $ 19.98   $13.57     $11.10
                                       -------   -------   ------     ------
Total return*                           (12.46)%   47.24%   22.25%     11.00%
Ratios and supplemental data
Net assets, end of period (thousands)  $97,397   $24,176   $4,039     $1,868
Ratios to average net assets
 Expenses++                               0.68%     0.96%    1.02%      1.06%+
 Net investment income (loss)             0.07%    (0.35)%  (0.33)%    (0.74)%+
Portfolio turnover rate                    177%      120%      49%        39%

(a) For the period from March 6, 1997 (commencement of operations) to
    December 31, 1997.
* Total return does not reflect charges attributable to your insurance company's separate account.
+   Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
# Net investment income is based on average shares outstanding during the period.



                                   EVERGREEN
                             Variable Annuity Trust

                                                 Year Ended December 31,
                                                ---------------------------
                                                 2000     1999   1998 (a) #
VA SMALL CAP VALUE FUND
Net asset value, beginning of period            $ 10.14  $ 9.58    $10.00
                                                -------  ------    ------
Income from investment operations
Net investment income                              0.08    0.13      0.15
Net realized and unrealized gains or losses on
 securities                                        1.99    1.02     (0.45)
                                                -------  ------    ------
Total from investment operations                   2.07    1.15     (0.30)
                                                -------  ------    ------
Distributions to shareholders from
Net investment income                             (0.10)  (0.13)    (0.11)
Net realized gains                                (0.41)  (0.46)    (0.01)
                                                -------  ------    ------
Total distributions                               (0.51)  (0.59)    (0.12)
                                                -------  ------    ------
Net asset value, end of period                  $ 11.70  $10.14    $ 9.58
                                                -------  ------    ------
Total return*                                     20.71%  12.07%   (2.86)%
Ratios and supplemental data
Net assets, end of period (thousands)           $10,400  $4,958    $2,282
Ratios to average net assets
 Expenses++                                        1.02%   1.01%     1.02%+
 Net investment income                             1.01%   1.69%     2.49%+
Portfolio turnover rate                              82%     65%       16%

(a) For the period from May 1, 1998 (commencement of operations) to
    December 31, 1998.
* Total return does not reflect charges attributable to your insurance company's separate account.
+   Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
# Net investment income is based on average shares outstanding during the period.

VARIABLE ANNUITY FUNDS
31

                                   EVERGREEN
                             Variable Annuity Trust

                                                              Year Ended
                                                             December 31,
                                                           ------------------
                                                            2000     1999 (a)
VA SPECIAL EQUITY FUND
Net asset value, beginning of period                       $ 11.84    $10.00
                                                           -------    ------
Income from investment operations
Net investment loss                                          (0.01)        0
Net realized and unrealized gains or losses on securities    (0.91)     1.88
                                                           -------    ------
Total from investment operations                             (0.92)     1.88
                                                           -------    ------
Distributions to shareholders from net realized gains        (0.31)    (0.04)
                                                           -------    ------
Net asset value, end of period                             $ 10.61    $11.84
                                                           -------    ------
Total return*                                               (8.34)%    18.87%
Ratios and supplemental data
Net assets, end of period (thousands)                      $20,905    $3,059
Ratios to average net assets
 Expenses++                                                   1.04%     1.03%+
 Net investment loss                                         (0.17)%   (0.07)%+
Portfolio turnover rate                                        294%      104%

(a) For the period from September 29, 1999 (commencement of operations) to December 31, 1999.
* Total return does not reflect charges attributable to your insurance company's separate account.
+   Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.


                                   EVERGREEN
                             Variable Annuity Trust

                                            Year Ended December 31,
                                       --------------------------------------
                                        2000     1999 #   1998 #   1997 (a) #
VA STRATEGIC INCOME FUND
Net asset value, beginning of period   $ 10.56   $ 10.39  $ 10.20    $10.00
                                       -------   -------  -------    ------
Income from investment operations
Net investment income                     0.85      0.73     0.64      0.32
Net realized and unrealized gains or
 losses on securities and foreign
 currency related transactions           (0.93)    (0.56)   (0.04)     0.21
                                       -------   -------  -------    ------
Total from investment operations         (0.08)     0.17     0.60      0.53
                                       -------   -------  -------    ------
Distributions to shareholders from
Net investment income                    (1.29)        0    (0.41)    (0.31)
Net realized gains                           0         0        0     (0.02)
Tax return of capital                    (0.18)        0        0         0
                                       -------   -------  -------    ------
Total distributions                      (1.47)        0    (0.41)    (0.33)
                                       -------   -------  -------    ------
Net asset value, end of period         $  9.01   $ 10.56  $ 10.39    $10.20
                                       -------   -------  -------    ------
Total return*                            (0.69%)    1.64%    5.91%     5.28%
Ratios and supplemental data
Net assets, end of period (thousands)  $17,950   $18,076  $11,182    $2,204
Ratios to average net assets
 Expenses++                               0.84%     0.84%    1.02%     1.02%+
 Net investment income                    8.69%     7.02%    6.05%     5.34%+
Portfolio turnover rate                    302%      205%     231%      119%

(a) For the period from March 6, 1997 (commencement of operations) to
    December 31, 1997.
* Total return does not reflect charges attributable to your insurance company's separate account.
+   Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
# Net investment income is based on average shares outstanding during the period.

VARIABLE ANNUITY FUNDS
32

OTHER FUND PRACTICES

The Funds may invest in futures and options which are forms of derivatives. Such practices are used to hedge a Fund's portfolio, to protect against changes in interest rates, to adjust a portfolio's duration, to maintain a Fund's exposure to its market, to manage cash or to attempt to increase income. Although this is intended to increase returns, these practices may actually reduce returns or increase volatility. The VA Equity Index Fund may also use options and futures as a substitute for the sale or purchase of securities in the S&P 500 Index.

The Funds may borrow money, an investment practice typically used only for temporary or emergency purposes, such as meeting redemptions. Borrowing is a form of leverage, that may magnify a Fund's gain or loss. When a Fund has borrowed money for leverage and its investments increase or decrease in value, its net asset value will normally increase or decrease more than if it had not borrowed money for this purpose. The interest that the Fund must pay on borrowed money will reduce its net investment income and may also either offset any potential capital gains or increase losses.

The Funds may lend their securities. Lending securities may cause the Fund to lose the opportunity to sell these securities at the most desirable price and, therefore, lose money.

While not principal investment strategies, the VA Blue Chip Fund, VA Foundation Fund and VA Omega Fund may each invest up to 25% (however each Fund's current intention is to invest no more than 10%, 10% and 15%, respectively), VA Capital Growth Fund, VA Equity Index Fund, VA Special Equity may invest up to 15%, 10% and 10%, respectively, in foreign securities.

If a Fund invests in non-U.S. securities it will be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the value of and dividend yield and total return earned on your investment. In addition, if the value of any foreign currency in which the Fund's investments are denominated declines relative to the U.S. dollar, the value of and dividend yield and total return earned on of your investment in the Fund may decline as well. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the U.S. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.

Generally, the portfolio managers of VA International Growth, VA Omega Fund, VA Special Equity Fund and VA Strategic Income Fund, do not take portfolio turnover into account in making investment decisions. This means a Fund could experience a high rate of portfolio turnover (100% or more) in any given fiscal year, resulting in greater brokerage and other transaction costs which are borne by the Fund and its shareholders. It may also result in a Fund realizing greater net short-term capital gains, distributions from which are taxable to shareholders as ordinary income.

Although not a principle strategy, VA International Growth Fund may invest in debt securities, including up to 10% of its assets in below investment grade debt securities. A Fund which uses this kind of investment strategy is subject to the "Interest Rate Risk" and "Credit Risk" discussed in the "Overview of Fund Risks" on page 2. Below investment grade bonds are commonly referred to as "junk bonds" because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds causing sudden and steep declines in value.


Please consult the Statement of Additional Information for more information regarding these and other investment practices used by the Funds, including risks.

VARIABLE ANNUITY FUNDS
33

                                      Notes



VARIABLE ANNUITY FUNDS
34

                                     Notes


VARIABLE ANNUITY FUNDS
35

                                 Evergreen Funds


Institutional Money Market Funds
Institutional Money Market Fund
Institutional Municipal Money Market Fund
Institutional Treasury Money Market Fund
Institutional U.S. Government Money Market Fund
Institutional 100% Treasury Money Market Fund
Cash Management Money Market Fund
Cash Management Treasury Money Market Fund

Money Market Funds
California Municipal Money Market Fund
Florida Municipal Money Market Fund
Money Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
New York Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Treasury Money Market Fund
U.S. Government Money Market Fund

State Municipal Bond Funds
Connecticut  Municipal Bond Fund
Florida High Income Municipal  Bond Fund
Florida  Municipal  Bond Fund
Georgia  Municipal  Bond Fund
Maryland  Municipal  Bond Fund
New Jersey  Municipal  Bond Fund
North  Carolina Municipal Bond Fund
Pennsylvania  Municipal Bond Fund
South Carolina  Municipal Bond Fund
Virginia Municipal Bond Fund

National Municipal Bond Funds
High Grade Municipal Bond Fund
High Income Municipal Bond Fund
Municipal Bond Fund
Short-Intermediate Municipal Bond Fund
Intermediate Term Municipal Bond Fund

Short and Intermediate Term Bond Funds
Adjustable Rate Fund
Fixed Income Fund
Intermediate Term Bond Fund
Limited Duration Fund
Short-Duration Income Fund

Intermediate and Long Term Bond Funds
Core Bond Fund
Diversified Bond Fund
Fixed Income Fund II
High Yield Bond Fund
Income Plus Fund
Quality Income Fund
Select High Yield Bond Fund
Strategic Income Fund
U.S. Government Fund

Balanced Funds
Balanced Fund
Foundation Fund
Select Balanced Fund
Tax Strategic Foundation Fund

Growth and Income Funds
Blue Chip Fund
Core Equity Fund
Equity Income Fund
Equity Index Fund
Growth and Income Fund
Small Cap Value Fund
Strategic Value Fund
Value Fund

Domestic Growth Funds
Aggressive  Growth Fund
Capital Growth Fund
Evergreen Fund
Growth Fund
Large Company  Growth Fund
Masters Fund
Omega Fund
Premier 20 Fund
Secular  Growth Fund
Select Small Cap Growth Fund
Select  Strategic  Growth Fund
Small Company  Growth Fund
Special Equity Fund
Stock Selector Fund
Tax Strategic Equity Fund

Sector Funds
Health Care Fund
Technology Fund
Utility and Telecommunications Fund

Global and International Funds
Emerging Markets Growth Fund
Global Leaders Fund
Global Opportunities Fund
International Bond Fund
International Growth Fund
Latin America Fund
Precious Metals Fund

Variable Annuity
VA Blue  Chip  Fund
VA Capital  Growth  Fund
VA Equity  Index  Fund
VA Fund
VA Foundation  Fund
VA Global Leaders Fund
VA Growth and Income Fund
VA Growth Fund
VA High Income Fund
VA International  Growth Fund
VA Masters Fund
VA Omega Fund
VA Small Cap Value Fund
VA Special Equity Fund
VA Strategic Income Fund

www.evergreeninvestments.com

VARIABLE ANNUITY FUNDS
36

                              QUICK REFERENCE GUIDE


1.   Information Line for Hearing and Speech Impaired (TTY/TDD)
     Call 1-800-343-2888
     Monday through Friday, 8 a.m. to 6 p.m. Eastern time

2.   Write us a letter
     Evergreen Service Company, LLC
     P.O. Box 2121
     Boston, MA  02106-9970
     o for general correspondence

3.   For express, registered or certified mail
     Evergreen Service Company, LLC
     200 Berkeley St.
     Boston, MA  02116-5034

4.   Visit us on-line
     www.evergreeninvestments.com

     For More Information About the
     Evergreen Variable Annuity Funds, Ask for:

     The Funds' most recent Annual or Semi-annual Report, which contains a complete financial accounting for each Fund and a complete list of the Fund's portfolio holdings as of a specific date, as well as commentary from the Fund's portfolio manager. This Report discusses the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.

     The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

     For questions, other information,  or to request a copy, without charge, of
     any  of  the  documents,   call   1-800-847-5397  or  ask  your  investment
     professional. We will mail material within three business days.

     Information about these Funds (including the SAI) is also available on the SEC's Internet web site at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-6009, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information about the operation of the Public Reference Room, call the SEC at 1-202-942-8090.

                                                         Sec File No.: 811-8716


                     [LOGO OF EVERGREEN FUNDS APPEARS HERE]